Note 24 - Provisions. Provisions for Employee Benefits. Changes Over the Period (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Provision or reversal of provisions line items
Pensions and other post employment at the beginning	[1]	€ 5,407		€ 6,025
Changes In Provisions For Pensions And Similar Obligations Abstract
Interest and similar expenses		(119)		(125)	€ (96)
Defined benefit plans		58		62	67
Pensions and other post employment at the end	[1]	4,787		5,407	6,025
Total [Member]
Provision or reversal of provisions line items
Pensions and other post employment at the beginning		5,407		6,025	6,299
Changes In Provisions For Pensions And Similar Obligations Abstract
Charges to income for the year Provisions for Pensions and Similar Obligations Balance		126		391	402
Interest and similar expenses		78		71	96
Defined benefit plans		58		62	67
Provision Expenses		(10)		258	239
Remeasurement, Charges to equity		41	[2]	140	339
Transfers and other changes Provisions for Pensions and Similar Obligations Balance		95		(264)	66
Benefit Payments		(779)		(861)	(926)
Employer Contributions		(103)		(25)	(154)
Pensions and other post employment at the end		€ 4,787		€ 5,407	€ 6,025

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[2]	(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).